UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-090607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end:     11/30/2004

Date of reporting period:   8/31/2004

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
===============================================================================
                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                                 August 31, 2004
-------------------------------------------------------------------------------

  Shares                                                           Market Value
----------                                                        -------------
           COMMON STOCKS - 66.50%
              DIVERSIFIED HOLDING COMPANY - 34.52%
    27,452       Alleghany Corp.*                                 $  7,137,795
       136       Berkshire Hathaway, Inc.* Class A                  11,832,000
     4,540       Berkshire Hathaway, Inc.* Class B                  13,138,760
   485,225       Leucadia National Corp.                            26,202,150
                                                                  -------------
                                                                    58,310,705
                                                                  -------------
              ENERGY SERVICES - 1.97%
   150,000       Duke Energy Corp.                                   3,321,000
                                                                  -------------

              HOME FURNISHINGS - 1.38%
    65,000       Ethan Allen Interiors, Inc.                         2,323,100
                                                                  -------------

              HOSPITAL AND MEDICAL SERIVICES - 1.40%
   124,000       Health Management Associates, Inc.                  2,370,880
                                                                  -------------

              NEWSPAPERS: PUBLISHING AND PRINTING - 0.58%
    29,124       Daily Journal Corp.*                                  975,654
                                                                  -------------

              PROPERTY AND CASUALTY INSURANCE - 7.12%
    11,221       Markel Corp.*                                       3,297,291
   104,000       Mercury General Corp.                               5,215,600
     7,000       White Mountains Insurance Group Ltd.                3,520,510
                                                                  -------------
                                                                    12,033,401
                                                                  -------------
              REAL ESTATE INVESTMENT TRUST - 1.93%
   200,000       Gladstone Commercial Corp.                          3,262,000
                                                                  -------------

              REAL ESTATE OPERATIONS - 2.70%
   103,768       Homefed Corp.*                                      4,565,792
                                                                  -------------

              SATELLITE - 2.00%
   110,000       EchoStar Communications Corp.*                      3,371,500
                                                                  -------------

              TELEPHONE - 12.90%
 1,265,289       MCI Inc.                                           21,788,277
                                                                  -------------

TOTAL COMMON STOCKS (COST $85,387,073)                             112,322,309
                                                                  -------------

           CLOSED-END MUTUAL FUNDS - 2.87%
    16,376       Capital Southwest Corp.                             1,260,952
   152,575       Gladstone Capital Corp.                             3,583,987
                                                                  -------------
TOTAL CLOSED-END MUTUAL FUNDS (COST $3,580,464)                      4,844,939
                                                                  -------------

           FOREIGN INVESTMENTS - 6.68%
              CLOSED-END INVESTMENT FUND - 1.42%
   900,000       JZ Equity Partners PLC**                            2,400,797
                                                                  -------------

              COMMON STOCKS - 5.26%
   128,300       Penn West Petroleum Ltd.***                         6,503,934
   387,729       Rinker Group Ltd.****                               2,377,461
                                                                  -------------
                                                                     8,881,395
                                                                  -------------

TOTAL FOREIGN INVESTMENTS (COST $8,889,602)                         11,282,192
                                                                  -------------

  Shares                                                           Market Value
----------                                                        -------------
           MISCELLANEOUS INVESTMENTS - 3.20%                         5,410,162
                                                                  -------------
TOTAL MISCELLANEOUS INVESTMENTS (COST $5,300,090)                    5,410,162
                                                                  -------------

           WARRANTS - 0.27%
   325,000       Citigroup Inc. Litigation Warrants*                   448,500
                                                                  -------------
TOTAL WARRANTS (COST $389,980)                                         448,500
                                                                  -------------

 Principal
----------
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.30%
 1,000,000       T-Bill 0.00%, 09/16/2004                              999,592
 3,000,000       T-Bill 0.00%, 09/30/2004                            2,996,955
 3,000,000       T-Bill 0.00%, 10/07/2004                            2,996,250
 3,000,000       T-Bill 0.00%, 10/14/2004                            2,996,345
 5,000,000       T-Bill 0.00%, 10/21/2004                            4,990,903
 4,000,000       T-Bill 0.00%, 10/28/2004                            3,990,943
 3,000,000       T-Bill 0.00%, 11/18/2004                            2,989,932
 3,000,000       T-Bill 0.00%, 12/02/2004                            2,987,748
 3,000,000       T-Bill 0.00%, 12/09/2004                            2,986,725
 3,000,000       T-Bill 0.00%, 01/06/2005                            2,982,462
                                                                  -------------
TOTAL U.S GOVERNMENT AND AGENCY OBLIGATIONS (COST $30,920,348)      30,917,855
                                                                  -------------

  Shares
----------
           MONEY MARKET FUNDS - 1.40%
 2,365,838       UMB Money Market, 0.47%(a)                          2,365,838
                                                                  -------------
TOTAL MONEY MARKET FUNDS (COST $2,365,838)                           2,365,838
                                                                  -------------

TOTAL INVESTMENTS (COST $136,833,395) - 99.22%                     167,591,795
                                                                  -------------

           OTHER ASSETS LESS LIABILITIES, NET - 0.78%                1,313,795

                                                                  -------------
NET ASSETS - 100.00%                                              $168,905,590
                                                                  =============

*     Non-Income Producing Securities
**    United Kingdom security denominated in U.S. Dollars
***   Canadian security denominated in U.S. Dollars
****  Australian security denominated in U.S. Dollars
(a) Variable rate security, the coupon rate shown represents the rate at August 31, 2004

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Fairholme Funds, Inc.


By /s/ Bruce Berkowitz
   -------------------------------
        Bruce Berkowitz, President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Bruce Berkowitz
  --------------------------------
        Bruce Berkowitz, President

Date: October 28, 2004


By /s/ Keith Trauner
  ------------------------------
      Keith Trauner, Treasurer

Date: October 28, 2004